PROVISIONS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in other provisions [abstract]
Balance at beginning	$ 35.4	$ 37.8
Changes in other provisions [abstract]
Translation differences	2.0	1.4
Provisions made during the year	36.6	7.0
Provisions used during the year	(33.3)	(8.8)
Provisions reversed during the year	(1.1)	(1.8)
Balance at ending	39.6	35.4
Non-current provisions	5.9	5.5
Current provisions	33.7	29.9
Total	$ 39.6	35.4
Majority of warranty provisions (in years)	1 year
Product warranty
Reconciliation of changes in other provisions [abstract]
Balance at beginning	$ 24.2	22.9
Changes in other provisions [abstract]
Translation differences	(0.7)	0.5
Provisions made during the year	12.2	5.3
Provisions used during the year	(10.0)	(4.4)
Provisions reversed during the year	(0.7)	(0.1)
Balance at ending	25.0	24.2
Restructuring
Reconciliation of changes in other provisions [abstract]
Balance at beginning	2.2	6.0
Changes in other provisions [abstract]
Translation differences	(0.1)	0.1
Provisions made during the year	22.2	0.0
Provisions used during the year	(22.6)	(2.5)
Provisions reversed during the year	(0.1)	(1.4)
Balance at ending	1.6	2.2
Other
Reconciliation of changes in other provisions [abstract]
Balance at beginning	9.0	8.9
Changes in other provisions [abstract]
Translation differences	2.8	0.8
Provisions made during the year	2.2	1.5
Provisions used during the year	(0.7)	(1.9)
Provisions reversed during the year	(0.3)	(0.3)
Balance at ending	$ 13.0	$ 9.0